SHARE BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSUs on January 1, 2017 | shares	0
Granted | shares	12,653,992
Vested | shares	(2,366,374)
Forfeited | shares	(46,875)
Nonvested RSUs on December 31, 2017 | shares	10,240,743
Nonvested RSUs on January 1, 2017 | $ / shares	$ 0
Granted | $ / shares	0.98
Vested | $ / shares	0.98
Forfeited | $ / shares	0.98
Nonvested RSUs on December 31, 2017 | $ / shares	$ 0.98